Short Term Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

Note 10 – Short Term Notes Payable

Description	September 30, 2021	December 31, 2020
Bill’ d Exchange, LLC, an equipment capital lender, initial financing August 2, 2019, finances equipment for commercial contracted customers in varying amounts	$20,000	$31,462
Merchant loan – Knight Capital Funding, LLC	-	33,694
Merchant loan – Pearl lending	-	51,750
Merchant loan – Green Capital	7,747	11,748
Private money loan from Perfectly Green Corporation	-	33,754
Private money loan from prior officer of ABCO	-	61,052
PPP loan – SBA loan payable – first round	-	123,999
PPP loan -SBA loan payable – second round	128,232	-
Total	$155,979	$347,459

Bill’ d Exchange, LLC, a customer equipment capital lender, made their initial financing on August 2, 2019. They finance equipment for commercial contracted customers in varying amounts. These loans bear interest at varying rates and are paid weekly for the amount of interest due on the account at each date. Each loan is secured by the accounts receivable from the customer and by personal guarantee of an affiliated officer of ABCO Solar, Inc. Unpaid principal balance on this note at September 30, 2021 and December 31, 2020 was $20,000 and $31,462, respectively.

On January 30, 2019, the Company borrowed $153,092 including principal and interest from Knight Capital Funding, LLC, and [“KCF”] bearing interest at 23% per annum, unsecured. This loan was refinanced on August 10, 2019 and replaced with a new loan of $144,900 from KCF. The balance and accrued interest at December 31, 2019 was $61,747. On February 18, 2020 ABCO defaulted on this loan due to the reduction in business from Covid-19. On March 29, 2021, the Company made a final negotiated settlement payment on this note for $22,000 and recorded gain on extinguishment of debt of approximately $14,000 during the nine months ended September 30, 2021. Outstanding principal balance at September 30, 2021 and December 31, 2020 was $-0- and $33,694, respectively.

On December 6, 2019, the Company borrowed $52,174 from Pearl Delta Funding that contained a repayment in the amount of $72,000 in 160 payments of $450. This unsecured note bears interest at the imputed rate of approximately 36% per annum. The unpaid balance of principal and interest at December 31, 2019 was $65,664. On February 18, 2020 ABCO defaulted on this loan due to the reduction in business from Covid-19 when the balance of the note was $51,750. On March 29, 2021, the Company made a final negotiated settlement payment in the amount of $36,998 and recorded gain on extinguishment of debt for approximately $15,000 during the nine months ended September 30, 2021. Outstanding principal balance at September 30, 2021 and December 31, 2020 was $-0- and $51,750, respectively.

On December 31, 2019 the Company borrowed $25,000 from Green Capital Funding, LLC. The proceeds from this loan were used to acquire the real estate purchased on the date of the loan. This unsecured loan bears interest at approximately 36% and has a repayment obligation in the amount of $35,250 in 76 payments. The unpaid balance of principal and interest at December 31, 2020 was $11,748 after several months of daily payment and a default on February 18, 2020 due to the reduction in business from Covid-19. As of the date of filing this report, no arrangements for resuming payments had been accomplished; however, the Company has been paying $1,000 per month for several months. Outstanding balance at September 30, 2021 and December 31, 2020 was $7,747 and $11,748, respectively.

On January 22, 2018, the Company borrowed $60,000 from Perfectly Green Corporation, a Texas corporation. The Company has paid $26,246 leaving a balance of $33,754 at September 30, 2020 and December 31, 2019. The note bears interest at 3% per annum and is payable upon demand after 60 days’ notice which can be requested at any time after May 31, 2018. Outstanding principal balance as of September 30, 2021 was $-0- and December 31, 2020 was $33,754. During the nine months ended September 30, 2021, the Company wrote off the balance on this loan because they have not been successful in contacting the lender for more than two years. It appears they have ceased operations.

Mr. Charles O’Dowd, former President and Director of ABCO Energy resigned from all positions with the Company on October 7, 2019. Prior to his resignation, Mr. O’Dowd had loaned the Company funds in the principal amount of $61,052 which is represented by a Promissory Note that is unsecured that also has unpaid interest accrued at December 31, 2020 of $34,694 leaving a total balance due of $95,746 at September 30, 2021. The note bears interest at the rate of 12% per annum. Mr. O’Dowd has filed legal action against the Company for collection of the amounts due under the Note. He received a default judgment and is attempting to execute on the judgment. Outstanding principal balance at September 30, 2021 and December 31, 2020 on the Note was $70,500 and $61,052, respectively. During the period ended September 30, 2021 the Company negotiated a settlement with Mr. O’Dowd for a payment of $5,000 in cash and 48 monthly payments of $1,500 totaling $72,000. As of September 30, 2021 the balance on this debt was $67,500 including interest, and the Company recorded a gain on the changes to this note in the amount of $18,746.

On February 24, 2021, the Company executed a promissory note evidencing an unsecured loan (“Loan”) for $128,232 under the Paycheck Protection Plan (“PPP”). The terms of the Loan require 1.00% interest. This loan contains the same clauses as the previous EDIL loan described in the following paragraph. The Loan is forgivable, but no assurance can be given that the Company will receive forgiveness of this Loan. Outstanding principal balance at September 30, 2021 and December 31, 2020 on the note was $128,232 and $-0-, respectively.

On May 3, 2020, Company entered into a promissory note evidencing an unsecured loan in the amount of $123,999.00 made to the Company under the Paycheck Protection Program (the “Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), and is administered by the U.S. Small Business Administration. The Loan to the Company is being made through Bank of America, N.A., a national banking association (the “Lender”). The interest rate on the Loan will not exceed 1.00%. The promissory note evidencing the Loan contains customary events of default relating to, among other things, payment defaults, making materially false and misleading representations to the SBA or Lender, or breaching the terms of the Loan documents. The occurrence of an event of default may result in the repayment of all amounts outstanding, collection of all amounts owing from the Company, or filing suit and obtaining judgment against the Company. Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loan granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for payment of payroll costs and any payments of mortgage interest, rent, and utilities. No assurance is provided that the Company will obtain forgiveness of the Loan in whole or in part. If the SBA does not confirm forgiveness of the Loan or only partly confirms forgiveness of the Loan, including principal and interest (“Loan Balance”); then, in either such case, the Lender will establish the terms of repayment of the Loan Balance via a separate letter to the Company, containing the amount of each monthly payment, the interest rate, etc. On March 9, 2021, the SBA and Bank of America notified the Company that the entire balance of this note has been forgiven by the Government. The Company recorded a gain on extinguishment of debt during the nine months ended September 30, 2021 for $124,099 ($123,999 plus costs). Outstanding principal balance as of September 30, 2021 and December 31, 2020 on the note was $-0- and $123,999, respectively.

Note 10 – Short Term Notes Payable

Description	December 31, 2020	December 31, 2019
Bill’d Exchange, LLC, an equipment capital lender, initial financing August 2, 2019, finances equipment for commercial contracted customers in varying amounts	$31,462	$239,852
Merchant loan – Knight Capital Funding, LLC	33,694	61,747
Merchant loan – Pearl lending	51,750	65,664
Merchant loan – Green Capital	11,748	35,250
Private money loan from Perfectly Green Corporation	33,754	33,754
Private money loan from prior officer of ABCO	61,052
SBA loan for Payroll - forgiven	123,999
Total	$347,459	$436,267

Bill’d Exchange, LLC, a customer equipment capital lender, made their initial financing on August 2, 2019. They finance equipment for commercial contracted customers in varying amounts. These loans bear interest at varying rates and are paid weekly for the amount of interest due on the account at each date. Each loan is secured by the accounts receivable from the customer and by personal guarantee of an affiliated officer of ABCO Solar, Inc. On March 2, 2021 the Company made an agreement to pay $20,000 to settle this note in 5 payment of $4,000.

On January 30, 2019 the Company borrowed $153,092 including principal and interest from Knight Capital Funding, LLC, and [“KCF”] bearing interest at 23% per annum, unsecured. This loan was refinanced on August 10, 2019 and replaced with a new loan of $144,900 from KCF. The balance and accrued interest at December 31, 2019 was $61,747. On February 18, 2020 ABCO defaulted on this loan due to the reduction in business from Covid-19. On March 29, 2021 the Company made a settlement payment on this note for $22,000.

On December 6, 2019 the Company borrowed $52,174 from Pearl Delta Funding that contained a repayment in the amount of $72,000 in 160 payments of $450. This unsecured note bears interest at the imputed rate of approximately 36% per annum. The unpaid balance of principle and interest at December 31, 2019 was $65,664. On February 18, 2020 ABCO defaulted on this loan due to the reduction in business from Covid-19 when the balance of the note was $51,750. On March 29, 2021 the company made a settlement payment in the amount of $36,998.

On December 31, 2019 ABCO borrowed $25,000 from Green Capital Funding, LLC. The proceeds from this loan were used to acquire the real estate purchased on the date of the loan. This unsecured loan bears interest at approximately 36% and has a repayment obligation in the amount of $35,250 in 76 payments. The unpaid balance of principle and interest at December 31, 2020 was $11,748 after several months of daily payment and a default on February 18, 2020 due to the reduction in business from Covid-19. As of the date of filing this report, no arrangements for resuming payments had been accomplished however the Company has been paying $1,000 per month for several months. As of December 31, 2020, the Company has reduced the balance to $11,748.

On January 22, 2018 the Company borrowed $60,000 from Perfectly Green Corporation, a Texas corporation. The Company has paid $26,246 leaving a balance of $33,754 at September 30, 2020 and December 31, 2019. The note bears interest at 3% per annum and is payable upon demand after 60 days’ notice which can be requested at any time after May 31, 2018.

Mr. Charles O’Dowd, former President and Director of ABCO Energy resigned from all positions with the Company on October 7, 2019. Prior to his resignation, Mr. O’Dowd had loaned the Company $61,052 at the time, and he currently holds a promissory note that is unsecured that also has unpaid interest accrual at 12-31-20 in the amount of $34,694. The note bears interest at the rate of 12% per annum. Mr. O’Dowd has filed legal action against the company for collection of the amounts due for principal and interest but has not completed the judgement he sought and has received no payments.

The Company was able to borrow $123,999 from Bank of America and the SBA guaranteed the loan under the EIDL program because of Covid-19 pandemic. This loan was forgiven in March of 2021 and the Company has no further obligation to the SBA or the Bank of America under this note.